UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08606

Deutsche DWS Asset Allocation Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	8/31

Date of reporting period:	8/31/2025

Item 1.	Reports to Stockholders.

(a)

DWS Equity Sector Strategy Fund

Class A: SUPAX

Annual Shareholder Report — August 31, 2025

This annual shareholder report contains important information about DWS Equity Sector Strategy Fund (the "Fund") for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$79	0.74%

Gross expense ratio as of the latest prospectus: 1.03%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 14.82% (unadjusted for sales charges) for the period ended August 31, 2025. The Fund's index, the S&P 500® Index, returned 15.88% for the same period.

The slight underperformance was largely a function of our defensive positioning in the first eight months of the reporting period. Seeing a variety of potential macroeconomic and policy risks, we maintained a meaningful cash position and a tilt toward lower-beta stocks (those with below-average sensitivity to market movements). As a result, the Fund did not fully participate in the rally in the S&P 500® Index in that span. We subsequently used the March-April sell-off as an opportunity to put cash to work, especially in the information technology and communication services sectors. This shift helped the Fund capitalize on the market recovery from mid-April onward and recapture some of the shortfall caused by its defensive stance earlier in the period.

At the industry level, an overweight position in banks made the largest contribution to performance. An overweight in the interactive media and entertainment industry was an additional positive thanks to holdings in Google parent Alphabet, Inc. (5.2%), Meta Platforms, Inc. (3.0%), and Netflix Corp. (1.2%). The Fund was also helped by overweights in the electric utilities and electric equipment industries (the latter of which is part of the industrials sector). This positioning reflected our effort to emphasize market segments we saw as being poised to capitalize on rising power demand. An underweight in the life sciences and tools category in the healthcare sector was a further positive. On the other hand, an underweight in the auto industry detracted due primarily to the lack of a position in Tesla, Inc.* The Fund was also hurt by its underweight in the semiconductor industry, particularly in NVIDIA, Inc. (6.6%), at a time of elevated enthusiasm about the growth potential of artificial intelligence.

A conservative approach to investing in new entrants to the index was an additional headwind, as it prevented the Fund from taking advantage of the sizable outperformance for Palantir Technologies, Inc., which the Fund didn't hold, among other stocks.

Percentages in parentheses are based on the Fund’s net assets as of August 31, 2025.

Fund Performance

Cumulative Growth of an Assumed $10,000 Investment

(Adjusted for Maximum Sales Charge)

S&P 500® Index is a capitalization weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

	Class A	S&P 500® Index
'15	$9,425	$10,000
'15	$9,237	$9,753
'15	$9,638	$10,575
'15	$9,669	$10,607
'15	$9,424	$10,439
'16	$9,060	$9,921
'16	$8,734	$9,908
'16	$9,028	$10,580
'16	$9,117	$10,621
'16	$9,124	$10,812
'16	$9,066	$10,840
'16	$9,309	$11,240
'16	$9,334	$11,255
'16	$9,398	$11,257
'16	$9,245	$11,052
'16	$9,143	$11,461
'16	$9,278	$11,688
'17	$9,450	$11,910
'17	$9,588	$12,383
'17	$9,720	$12,397
'17	$9,891	$12,524
'17	$10,095	$12,701
'17	$10,102	$12,780
'17	$10,339	$13,043
'17	$10,366	$13,083
'17	$10,517	$13,352
'17	$10,603	$13,664
'17	$10,669	$14,083
'17	$10,815	$14,240
'18	$11,190	$15,055
'18	$10,741	$14,500
'18	$10,661	$14,132
'18	$10,708	$14,186
'18	$10,641	$14,527
'18	$10,547	$14,617
'18	$10,681	$15,161
'18	$10,634	$15,655
'18	$10,634	$15,744
'18	$9,938	$14,668
'18	$9,998	$14,967
'18	$9,565	$13,615
'19	$10,167	$14,706
'19	$10,358	$15,179
'19	$10,495	$15,473
'19	$10,748	$16,100
'19	$10,358	$15,077
'19	$10,851	$16,139
'19	$10,830	$16,371
'19	$10,693	$16,112
'19	$10,871	$16,414
'19	$11,097	$16,769
'19	$11,329	$17,378
'19	$11,654	$17,902
'20	$11,544	$17,895
'20	$10,807	$16,422
'20	$9,428	$14,394
'20	$10,224	$16,239
'20	$10,586	$17,012
'20	$10,807	$17,351
'20	$11,308	$18,329
'20	$11,809	$19,647
'20	$11,463	$18,900
'20	$11,278	$18,397
'20	$12,392	$20,411
'20	$12,897	$21,196
'21	$12,920	$20,982
'21	$13,205	$21,561
'21	$13,528	$22,505
'21	$14,038	$23,706
'21	$14,255	$23,872
'21	$14,428	$24,429
'21	$14,488	$25,009
'21	$14,863	$25,770
'21	$14,143	$24,571
'21	$14,968	$26,292
'21	$14,811	$26,110
'21	$15,526	$27,280
'22	$14,715	$25,869
'22	$14,254	$25,094
'22	$14,665	$26,026
'22	$13,424	$23,756
'22	$13,514	$23,800
'22	$12,513	$21,836
'22	$13,434	$23,849
'22	$12,943	$22,876
'22	$11,872	$20,769
'22	$12,923	$22,451
'22	$13,584	$23,706
'22	$12,978	$22,340
'23	$13,659	$23,743
'23	$13,313	$23,164
'23	$13,669	$24,015
'23	$13,943	$24,389
'23	$13,842	$24,495
'23	$14,583	$26,114
'23	$14,990	$26,953
'23	$14,797	$26,524
'23	$14,218	$25,259
'23	$14,096	$24,728
'23	$15,183	$26,986
'23	$15,728	$28,212
'24	$16,047	$28,686
'24	$16,695	$30,218
'24	$17,230	$31,190
'24	$16,582	$29,916
'24	$17,282	$31,400
'24	$17,755	$32,527
'24	$17,961	$32,922
'24	$18,383	$33,721
'24	$18,692	$34,441
'24	$18,507	$34,129
'24	$19,402	$36,132
'24	$18,854	$35,271
'25	$19,508	$36,253
'25	$19,394	$35,780
'25	$18,449	$33,764
'25	$18,231	$33,535
'25	$19,269	$35,646
'25	$20,246	$37,459
'25	$20,703	$38,299
'25	$21,108	$39,076

Yearly periods ended August 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial invesment of $9,425.

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	14.82%	12.32%	8.40%
Class A Adjusted for the Maximum Sales Charge (max 5.75% load)	8.22%	10.99%	7.76%
S&P 500® Index	15.88%	14.74%	14.60%

On each of August 9, 2021, July 29, 2019, and October 19, 2015, the Fund’s investment strategy changed. Performance would have been different if the Fund’s current investment strategy had been in effect during the prior periods.

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had reflected sales charges.

Key Fund Statistics

Net Assets ($)	90,897,046
Number of Portfolio Holdings	242
Portfolio Turnover Rate (%)	27
Total Net Advisory Fees Paid ($)	113,654

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	91%
Cash Equivalents	7%
Exchange-Traded Funds	2%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	31%
Financials	17%
Health Care	13%
Communication Services	10%
Industrials	6%
Consumer Discretionary	5%
Utilities	4%
Consumer Staples	3%
Materials	1%
Energy	1%
Real Estate	0%

Ten Largest Equity Holdings

Holdings	38.6% of Net Assets
Microsoft Corp.	7.4%
NVIDIA Corp.	6.6%
Apple, Inc.	5.7%
Alphabet, Inc.	5.2%
Amazon.com, Inc.	4.0%
Meta Platforms, Inc.	3.0%
JPMorgan Chase & Co.	2.0%
Broadcom, Inc.	1.7%
Berkshire Hathaway, Inc.	1.6%
Eli Lilly & Co.	1.4%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DESSF-TSRA-A

R-102573-2 (10/25)

DWS Equity Sector Strategy Fund

Class C: SUPCX

Annual Shareholder Report — August 31, 2025

This annual shareholder report contains important information about DWS Equity Sector Strategy Fund (the "Fund") for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$159	1.49%

Gross expense ratio as of the latest prospectus: 1.93%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 13.87% (unadjusted for sales charges) for the period ended August 31, 2025. The Fund's index, the S&P 500® Index, returned 15.88% for the same period.

The slight underperformance was largely a function of our defensive positioning in the first eight months of the reporting period. Seeing a variety of potential macroeconomic and policy risks, we maintained a meaningful cash position and a tilt toward lower-beta stocks (those with below-average sensitivity to market movements). As a result, the Fund did not fully participate in the rally in the S&P 500® Index in that span. We subsequently used the March-April sell-off as an opportunity to put cash to work, especially in the information technology and communication services sectors. This shift helped the Fund capitalize on the market recovery from mid-April onward and recapture some of the shortfall caused by its defensive stance earlier in the period.

At the industry level, an overweight position in banks made the largest contribution to performance. An overweight in the interactive media and entertainment industry was an additional positive thanks to holdings in Google parent Alphabet, Inc. (5.2%), Meta Platforms, Inc. (3.0%), and Netflix Corp. (1.2%). The Fund was also helped by overweights in the electric utilities and electric equipment industries (the latter of which is part of the industrials sector). This positioning reflected our effort to emphasize market segments we saw as being poised to capitalize on rising power demand. An underweight in the life sciences and tools category in the healthcare sector was a further positive. On the other hand, an underweight in the auto industry detracted due primarily to the lack of a position in Tesla, Inc.* The Fund was also hurt by its underweight in the semiconductor industry, particularly in NVIDIA, Inc. (6.6%), at a time of elevated enthusiasm about the growth potential of artificial intelligence.

A conservative approach to investing in new entrants to the index was an additional headwind, as it prevented the Fund from taking advantage of the sizable outperformance for Palantir Technologies, Inc., which the Fund didn't hold, among other stocks.

Percentages in parentheses are based on the Fund’s net assets as of August 31, 2025.

Fund Performance

Cumulative Growth of an Assumed $10,000 Investment

S&P 500® Index is a capitalization weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

	Class C	S&P 500® Index
'15	$10,000	$10,000
'15	$9,792	$9,753
'15	$10,214	$10,575
'15	$10,241	$10,607
'15	$9,975	$10,439
'16	$9,582	$9,921
'16	$9,236	$9,908
'16	$9,541	$10,580
'16	$9,622	$10,621
'16	$9,629	$10,812
'16	$9,561	$10,840
'16	$9,812	$11,240
'16	$9,826	$11,255
'16	$9,894	$11,257
'16	$9,724	$11,052
'16	$9,609	$11,461
'16	$9,744	$11,688
'17	$9,918	$11,910
'17	$10,064	$12,383
'17	$10,189	$12,397
'17	$10,363	$12,524
'17	$10,571	$12,701
'17	$10,578	$12,780
'17	$10,814	$13,043
'17	$10,835	$13,083
'17	$10,988	$13,352
'17	$11,071	$13,664
'17	$11,133	$14,083
'17	$11,278	$14,240
'18	$11,656	$15,055
'18	$11,187	$14,500
'18	$11,095	$14,132
'18	$11,144	$14,186
'18	$11,060	$14,527
'18	$10,955	$14,617
'18	$11,088	$15,161
'18	$11,032	$15,655
'18	$11,025	$15,744
'18	$10,297	$14,668
'18	$10,353	$14,967
'18	$9,901	$13,615
'19	$10,519	$14,706
'19	$10,710	$15,179
'19	$10,838	$15,473
'19	$11,094	$16,100
'19	$10,682	$15,077
'19	$11,186	$16,139
'19	$11,158	$16,371
'19	$11,008	$16,112
'19	$11,186	$16,414
'19	$11,413	$16,769
'19	$11,640	$17,378
'19	$11,971	$17,902
'20	$11,850	$17,895
'20	$11,091	$16,422
'20	$9,671	$14,394
'20	$10,476	$16,239
'20	$10,840	$17,012
'20	$11,061	$17,351
'20	$11,569	$18,329
'20	$12,070	$19,647
'20	$11,713	$18,900
'20	$11,508	$18,397
'20	$12,640	$20,411
'20	$13,151	$21,196
'21	$13,166	$20,982
'21	$13,442	$21,561
'21	$13,764	$22,505
'21	$14,271	$23,706
'21	$14,478	$23,872
'21	$14,646	$24,429
'21	$14,692	$25,009
'21	$15,068	$25,770
'21	$14,332	$24,571
'21	$15,160	$26,292
'21	$14,984	$26,110
'21	$15,698	$27,280
'22	$14,866	$25,869
'22	$14,394	$25,094
'22	$14,805	$26,026
'22	$13,542	$23,756
'22	$13,624	$23,800
'22	$12,608	$21,836
'22	$13,521	$23,849
'22	$13,018	$22,876
'22	$11,940	$20,769
'22	$12,987	$22,451
'22	$13,645	$23,706
'22	$13,024	$22,340
'23	$13,697	$23,743
'23	$13,345	$23,164
'23	$13,697	$24,015
'23	$13,956	$24,389
'23	$13,852	$24,495
'23	$14,576	$26,114
'23	$14,980	$26,953
'23	$14,783	$26,524
'23	$14,193	$25,259
'23	$14,059	$24,728
'23	$15,135	$26,986
'23	$15,662	$28,212
'24	$15,974	$28,686
'24	$16,608	$30,218
'24	$17,128	$31,190
'24	$16,473	$29,916
'24	$17,160	$31,400
'24	$17,628	$32,527
'24	$17,815	$32,922
'24	$18,231	$33,721
'24	$18,522	$34,441
'24	$18,324	$34,129
'24	$19,198	$36,132
'24	$18,645	$35,271
'25	$19,281	$36,253
'25	$19,156	$35,780
'25	$18,208	$33,764
'25	$17,979	$33,535
'25	$18,989	$35,646
'25	$19,947	$37,459
'25	$20,385	$38,299
'25	$20,760	$39,076

Yearly periods ended August 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	13.87%	11.46%	7.58%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	12.87%	11.46%	7.58%
S&P 500® Index	15.88%	14.74%	14.60%

On each of August 9, 2021, July 29, 2019, and October 19, 2015, the Fund’s investment strategy changed. Performance would have been different if the Fund’s current investment strategy had been in effect during the prior periods.

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	90,897,046
Number of Portfolio Holdings	242
Portfolio Turnover Rate (%)	27
Total Net Advisory Fees Paid ($)	113,654

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	91%
Cash Equivalents	7%
Exchange-Traded Funds	2%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	31%
Financials	17%
Health Care	13%
Communication Services	10%
Industrials	6%
Consumer Discretionary	5%
Utilities	4%
Consumer Staples	3%
Materials	1%
Energy	1%
Real Estate	0%

Ten Largest Equity Holdings

Holdings	38.6% of Net Assets
Microsoft Corp.	7.4%
NVIDIA Corp.	6.6%
Apple, Inc.	5.7%
Alphabet, Inc.	5.2%
Amazon.com, Inc.	4.0%
Meta Platforms, Inc.	3.0%
JPMorgan Chase & Co.	2.0%
Broadcom, Inc.	1.7%
Berkshire Hathaway, Inc.	1.6%
Eli Lilly & Co.	1.4%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DESSF-TSRA-C

R-102573-2 (10/25)

DWS Equity Sector Strategy Fund

Class S: SPGRX

Annual Shareholder Report — August 31, 2025

This annual shareholder report contains important information about DWS Equity Sector Strategy Fund (the "Fund") for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$53	0.49%

Gross expense ratio as of the latest prospectus: 0.81%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 15.05% for the period ended August 31, 2025. The Fund's index, the S&P 500® Index, returned 15.88% for the same period.

The slight underperformance was largely a function of our defensive positioning in the first eight months of the reporting period. Seeing a variety of potential macroeconomic and policy risks, we maintained a meaningful cash position and a tilt toward lower-beta stocks (those with below-average sensitivity to market movements). As a result, the Fund did not fully participate in the rally in the S&P 500® Index in that span. We subsequently used the March-April sell-off as an opportunity to put cash to work, especially in the information technology and communication services sectors. This shift helped the Fund capitalize on the market recovery from mid-April onward and recapture some of the shortfall caused by its defensive stance earlier in the period.

At the industry level, an overweight position in banks made the largest contribution to performance. An overweight in the interactive media and entertainment industry was an additional positive thanks to holdings in Google parent Alphabet, Inc. (5.2%), Meta Platforms, Inc. (3.0%), and Netflix Corp. (1.2%). The Fund was also helped by overweights in the electric utilities and electric equipment industries (the latter of which is part of the industrials sector). This positioning reflected our effort to emphasize market segments we saw as being poised to capitalize on rising power demand. An underweight in the life sciences and tools category in the healthcare sector was a further positive. On the other hand, an underweight in the auto industry detracted due primarily to the lack of a position in Tesla, Inc.* The Fund was also hurt by its underweight in the semiconductor industry, particularly in NVIDIA, Inc. (6.6%), at a time of elevated enthusiasm about the growth potential of artificial intelligence.

A conservative approach to investing in new entrants to the index was an additional headwind, as it prevented the Fund from taking advantage of the sizable outperformance for Palantir Technologies, Inc., which the Fund didn't hold, among other stocks.

Percentages in parentheses are based on the Fund’s net assets as of August 31, 2025.

Fund Performance

Cumulative Growth of an Assumed $10,000 Investment

S&P 500® Index is a capitalization weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

	Class S	S&P 500® Index
'15	$10,000	$10,000
'15	$9,801	$9,753
'15	$10,232	$10,575
'15	$10,265	$10,607
'15	$10,011	$10,439
'16	$9,624	$9,921
'16	$9,279	$9,908
'16	$9,597	$10,580
'16	$9,686	$10,621
'16	$9,699	$10,812
'16	$9,638	$10,840
'16	$9,903	$11,240
'16	$9,930	$11,255
'16	$9,998	$11,257
'16	$9,842	$11,052
'16	$9,733	$11,461
'16	$9,875	$11,688
'17	$10,065	$11,910
'17	$10,212	$12,383
'17	$10,352	$12,397
'17	$10,542	$12,524
'17	$10,759	$12,701
'17	$10,773	$12,780
'17	$11,026	$13,043
'17	$11,054	$13,083
'17	$11,216	$13,352
'17	$11,314	$13,664
'17	$11,391	$14,083
'17	$11,541	$14,240
'18	$11,941	$15,055
'18	$11,469	$14,500
'18	$11,383	$14,132
'18	$11,441	$14,186
'18	$11,369	$14,527
'18	$11,269	$14,617
'18	$11,419	$15,161
'18	$11,369	$15,655
'18	$11,369	$15,744
'18	$10,626	$14,668
'18	$10,697	$14,967
'18	$10,240	$13,615
'19	$10,884	$14,706
'19	$11,089	$15,179
'19	$11,235	$15,473
'19	$11,506	$16,100
'19	$11,096	$15,077
'19	$11,623	$16,139
'19	$11,608	$16,371
'19	$11,462	$16,112
'19	$11,652	$16,414
'19	$11,901	$16,769
'19	$12,150	$17,378
'19	$12,502	$17,902
'20	$12,383	$17,895
'20	$11,600	$16,422
'20	$10,120	$14,394
'20	$10,975	$16,239
'20	$11,371	$17,012
'20	$11,608	$17,351
'20	$12,146	$18,329
'20	$12,684	$19,647
'20	$12,320	$18,900
'20	$12,122	$18,397
'20	$13,325	$20,411
'20	$13,871	$21,196
'21	$13,904	$20,982
'21	$14,202	$21,561
'21	$14,558	$22,505
'21	$15,107	$23,706
'21	$15,341	$23,872
'21	$15,535	$24,429
'21	$15,599	$25,009
'21	$16,011	$25,770
'21	$15,236	$24,571
'21	$16,132	$26,292
'21	$15,963	$26,110
'21	$16,740	$27,280
'22	$15,868	$25,869
'22	$15,373	$25,094
'22	$15,825	$26,026
'22	$14,479	$23,756
'22	$14,587	$23,800
'22	$13,510	$21,836
'22	$14,501	$23,849
'22	$13,973	$22,876
'22	$12,832	$20,769
'22	$13,963	$22,451
'22	$14,673	$23,706
'22	$14,025	$22,340
'23	$14,759	$23,743
'23	$14,397	$23,164
'23	$14,781	$24,015
'23	$15,077	$24,389
'23	$14,978	$24,495
'23	$15,778	$26,114
'23	$16,227	$26,953
'23	$16,019	$26,524
'23	$15,394	$25,259
'23	$15,263	$24,728
'23	$16,446	$26,986
'23	$17,044	$28,212
'24	$17,389	$28,686
'24	$18,101	$30,218
'24	$18,679	$31,190
'24	$17,978	$29,916
'24	$18,746	$31,400
'24	$19,269	$32,527
'24	$19,491	$32,922
'24	$19,958	$33,721
'24	$20,292	$34,441
'24	$20,092	$34,129
'24	$21,071	$36,132
'24	$20,486	$35,271
'25	$21,195	$36,253
'25	$21,083	$35,780
'25	$20,047	$33,764
'25	$19,811	$33,535
'25	$20,948	$35,646
'25	$22,017	$37,459
'25	$22,524	$38,299
'25	$22,963	$39,076

Yearly periods ended August 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	15.05%	12.60%	8.67%
S&P 500® Index	15.88%	14.74%	14.60%

On each of August 9, 2021, July 29, 2019, and October 19, 2015, the Fund’s investment strategy changed. Performance would have been different if the Fund’s current investment strategy had been in effect during the prior periods.

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	90,897,046
Number of Portfolio Holdings	242
Portfolio Turnover Rate (%)	27
Total Net Advisory Fees Paid ($)	113,654

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	91%
Cash Equivalents	7%
Exchange-Traded Funds	2%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	31%
Financials	17%
Health Care	13%
Communication Services	10%
Industrials	6%
Consumer Discretionary	5%
Utilities	4%
Consumer Staples	3%
Materials	1%
Energy	1%
Real Estate	0%

Ten Largest Equity Holdings

Holdings	38.6% of Net Assets
Microsoft Corp.	7.4%
NVIDIA Corp.	6.6%
Apple, Inc.	5.7%
Alphabet, Inc.	5.2%
Amazon.com, Inc.	4.0%
Meta Platforms, Inc.	3.0%
JPMorgan Chase & Co.	2.0%
Broadcom, Inc.	1.7%
Berkshire Hathaway, Inc.	1.6%
Eli Lilly & Co.	1.4%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DESSF-TSRA-S

R-102573-2 (10/25)

DWS Equity Sector Strategy Fund

Institutional Class: SNPTX

Annual Shareholder Report — August 31, 2025

This annual shareholder report contains important information about DWS Equity Sector Strategy Fund (the "Fund") for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$53	0.49%

Gross expense ratio as of the latest prospectus: 0.74%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 15.05% for the period ended August 31, 2025. The Fund's index, the S&P 500® Index, returned 15.88% for the same period.

The slight underperformance was largely a function of our defensive positioning in the first eight months of the reporting period. Seeing a variety of potential macroeconomic and policy risks, we maintained a meaningful cash position and a tilt toward lower-beta stocks (those with below-average sensitivity to market movements). As a result, the Fund did not fully participate in the rally in the S&P 500® Index in that span. We subsequently used the March-April sell-off as an opportunity to put cash to work, especially in the information technology and communication services sectors. This shift helped the Fund capitalize on the market recovery from mid-April onward and recapture some of the shortfall caused by its defensive stance earlier in the period.

At the industry level, an overweight position in banks made the largest contribution to performance. An overweight in the interactive media and entertainment industry was an additional positive thanks to holdings in Google parent Alphabet, Inc. (5.2%), Meta Platforms, Inc. (3.0%), and Netflix Corp. (1.2%). The Fund was also helped by overweights in the electric utilities and electric equipment industries (the latter of which is part of the industrials sector). This positioning reflected our effort to emphasize market segments we saw as being poised to capitalize on rising power demand. An underweight in the life sciences and tools category in the healthcare sector was a further positive. On the other hand, an underweight in the auto industry detracted due primarily to the lack of a position in Tesla, Inc.* The Fund was also hurt by its underweight in the semiconductor industry, particularly in NVIDIA, Inc. (6.6%), at a time of elevated enthusiasm about the growth potential of artificial intelligence.

A conservative approach to investing in new entrants to the index was an additional headwind, as it prevented the Fund from taking advantage of the sizable outperformance for Palantir Technologies, Inc., which the Fund didn't hold, among other stocks.

Percentages in parentheses are based on the Fund’s net assets as of August 31, 2025.

Fund Performance

Cumulative Growth of an Assumed $1,000,000 Investment

S&P 500® Index is a capitalization weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

	Institutional Class	S&P 500® Index
12/1/22	$956,531	$942,400
1/31/23	$1,006,599	$1,001,615
2/28/23	$981,939	$977,177
3/31/23	$1,008,094	$1,013,053
4/30/23	$1,028,271	$1,028,865
5/31/23	$1,020,798	$1,033,337
6/30/23	$1,076,097	$1,101,615
7/31/23	$1,106,736	$1,137,004
8/31/23	$1,092,538	$1,118,901
9/30/23	$1,049,942	$1,065,554
10/31/23	$1,040,975	$1,043,149
11/30/23	$1,121,682	$1,138,415
12/31/23	$1,162,428	$1,190,134
1/31/24	$1,185,950	$1,210,133
2/29/24	$1,234,510	$1,274,749
3/31/24	$1,273,966	$1,315,764
4/30/24	$1,226,164	$1,262,022
5/31/24	$1,278,519	$1,324,599
6/30/24	$1,313,422	$1,372,128
7/31/24	$1,329,356	$1,388,830
8/31/24	$1,361,224	$1,422,518
9/30/24	$1,383,987	$1,452,899
10/31/24	$1,370,329	$1,439,723
11/30/24	$1,437,101	$1,524,236
12/31/24	$1,397,212	$1,487,901
1/31/25	$1,445,577	$1,529,335
2/28/25	$1,437,900	$1,509,380
3/31/25	$1,367,272	$1,424,335
4/30/25	$1,351,918	$1,414,677
5/31/25	$1,428,688	$1,503,723
6/30/25	$1,502,387	$1,580,191
7/31/25	$1,536,166	$1,615,655
8/31/25	$1,566,106	$1,648,407

Yearly periods ended August 31

Average Annual Total Returns

Class/Index	1-Year	Since Inception 12/1/22
Institutional Class No Sales Charge	15.05%	17.77%
S&P 500® Index	15.88%	19.94%

On each of August 9, 2021, July 29, 2019, and October 19, 2015, the Fund’s investment strategy changed. Performance would have been different if the Fund’s current investment strategy had been in effect during the prior periods.

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	90,897,046
Number of Portfolio Holdings	242
Portfolio Turnover Rate (%)	27
Total Net Advisory Fees Paid ($)	113,654

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	91%
Cash Equivalents	7%
Exchange-Traded Funds	2%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	31%
Financials	17%
Health Care	13%
Communication Services	10%
Industrials	6%
Consumer Discretionary	5%
Utilities	4%
Consumer Staples	3%
Materials	1%
Energy	1%
Real Estate	0%

Ten Largest Equity Holdings

Holdings	38.6% of Net Assets
Microsoft Corp.	7.4%
NVIDIA Corp.	6.6%
Apple, Inc.	5.7%
Alphabet, Inc.	5.2%
Amazon.com, Inc.	4.0%
Meta Platforms, Inc.	3.0%
JPMorgan Chase & Co.	2.0%
Broadcom, Inc.	1.7%
Berkshire Hathaway, Inc.	1.6%
Eli Lilly & Co.	1.4%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DESSF-TSRA-I

R-102573-2 (10/25)

(b) Not applicable

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Ms. Catherine Schrand, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4.	Principal Accountant Fees and Services.

DWS Equity Sector Strategy Fund

form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended August 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2025	$48,466	$0	$8,948	$0
2024	$48,466	$0	$8,948	$0

The above “Tax Fees” were billed for professional services rendered for tax preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to DWS Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended August 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2025	$0	$1,369,569	$0
2024	$0	$0	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended August 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2025	$8,948	$1,369,569	$0	$1,378,517
2024	$8,948	$0	$0	$8,948

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm and (i) and (j) are not applicable.

***

In connection with the audit of the 2024 and 2025 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or services provided thereunder.

***

Item 5.	Audit Committee of Listed Registrants

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

August 31, 2025
Annual Financial Statements and Other Information
DWS Equity Sector Strategy Fund

Contents
3	Investment Portfolio
14	Statement of Assets and Liabilities
16	Statement of Operations
17	Statements of Changes in Net Assets
18	Financial Highlights
22	Notes to Financial Statements
32	Report of Independent Registered Public Accounting Firm
34	Tax Information
35	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS Equity Sector Strategy Fund

Investment Portfolioas of August 31, 2025

	Shares	Value ($)
Common Stocks 91.0%
Communication Services 10.5%
Diversified Telecommunication Services 0.3%
AT&T, Inc.	4,039	118,302
Verizon Communications, Inc.	2,244	99,252
		217,554
Entertainment 1.8%
Electronic Arts, Inc.	495	85,115
Netflix, Inc.*	932	1,126,089
Walt Disney Co.	3,754	444,399
		1,655,603
Interactive Media & Services 8.2%
Alphabet, Inc. “A”	12,169	2,590,902
Alphabet, Inc. “C”	10,097	2,156,012
Meta Platforms, Inc. “A”	3,655	2,699,949
		7,446,863
Wireless Telecommunication Services 0.2%
T-Mobile U.S., Inc.	825	207,892
Consumer Discretionary 5.4%
Automobile Components 0.1%
Aptiv PLC*	1,368	108,797
Automobiles 0.1%
General Motors Co.	1,700	99,603
Broadline Retail 4.0%
Amazon.com, Inc.*	15,798	3,617,742
Hotels, Restaurants & Leisure 0.8%
Booking Holdings, Inc.	51	285,552
Chipotle Mexican Grill, Inc.*	2,600	109,564
Domino’s Pizza, Inc.	100	45,830
Expedia Group, Inc.	250	53,700
McDonald’s Corp.	400	125,416
Starbucks Corp.	433	38,186
		658,248
Specialty Retail 0.3%
Home Depot, Inc.	709	288,400
The accompanying notes are an integral part of the financial statements.

DWS Equity Sector Strategy Fund	|	3

	Shares	Value ($)
Textiles, Apparel & Luxury Goods 0.1%
Lululemon Athletica, Inc.*	500	101,100
Consumer Staples 2.8%
Beverages 1.3%
Brown-Forman Corp. “B”	1,600	47,904
Coca-Cola Co.	5,984	412,836
Constellation Brands, Inc. “A”	620	100,403
Keurig Dr Pepper, Inc.	1,791	52,100
Monster Beverage Corp.*	1,773	110,653
PepsiCo, Inc.	3,246	482,518
		1,206,414
Consumer Staples Distribution & Retail 0.6%
Costco Wholesale Corp.	260	245,263
Sysco Corp.	751	60,433
Walmart, Inc.	2,782	269,799
		575,495
Household Products 0.9%
Colgate-Palmolive Co.	1,750	147,122
Procter & Gamble Co.	3,892	611,200
		758,322
Energy 0.9%
Energy Equipment & Services 0.9%
Baker Hughes Co.	6,913	313,850
Halliburton Co.	6,728	152,927
Schlumberger NV	9,270	341,507
		808,284
Financials 16.9%
Banks 5.7%
Bank of America Corp.	18,965	962,284
Citigroup, Inc.	6,106	589,656
Citizens Financial Group, Inc.	1,350	70,578
Fifth Third Bancorp.	1,900	86,963
Huntington Bancshares, Inc.	3,900	69,459
JPMorgan Chase & Co.	5,931	1,787,722
KeyCorp.	3,300	63,888
M&T Bank Corp.	468	94,377
PNC Financial Services Group, Inc.	1,381	286,475
Regions Financial Corp. (a)	2,700	73,953
The accompanying notes are an integral part of the financial statements.

4	|	DWS Equity Sector Strategy Fund

	Shares	Value ($)
Truist Financial Corp.	4,375	204,837
U.S. Bancorp.	5,540	270,518
Wells Fargo & Co.	8,253	678,232
		5,238,942
Capital Markets 3.3%
Ameriprise Financial, Inc.	250	128,702
Bank of New York Mellon Corp.	1,700	179,520
Blackrock, Inc.	345	388,863
Blackstone, Inc.	700	119,980
Cboe Global Markets, Inc.	200	47,190
Charles Schwab Corp.	3,350	321,064
CME Group, Inc.	250	66,628
FactSet Research Systems, Inc.	100	37,332
Intercontinental Exchange, Inc.	1,300	229,580
Invesco Ltd.	2,600	56,914
Moody’s Corp.	70	35,683
Morgan Stanley	2,600	391,248
MSCI, Inc.	60	34,063
Nasdaq, Inc.	700	66,318
Northern Trust Corp.	650	85,332
Raymond James Financial, Inc.	300	50,832
S&P Global, Inc.	400	219,376
State Street Corp.	950	109,222
T. Rowe Price Group, Inc.	700	75,334
The Goldman Sachs Group, Inc.	525	391,256
		3,034,437
Consumer Finance 0.3%
American Express Co.	750	248,460
Financial Services 3.9%
Apollo Global Management, Inc.	600	81,738
Berkshire Hathaway, Inc. “B” *	2,846	1,431,481
Fidelity National Information Services, Inc.	885	61,782
Fiserv, Inc.*	947	130,857
Global Payments, Inc.	439	38,992
Jack Henry & Associates, Inc.	180	29,387
Mastercard, Inc. “A”	1,160	690,536
PayPal Holdings, Inc.*	2,683	188,320
Visa, Inc. “A”	2,480	872,414
		3,525,507
The accompanying notes are an integral part of the financial statements.

DWS Equity Sector Strategy Fund	|	5

	Shares	Value ($)
Insurance 3.7%
Aflac, Inc.	1,755	187,539
Allstate Corp.	906	184,326
American International Group, Inc.	2,282	185,572
Aon PLC “A”	686	251,762
Arch Capital Group Ltd.	957	87,594
Arthur J. Gallagher & Co.	607	183,769
Assurant, Inc.	171	36,869
Brown & Brown, Inc.	655	63,502
Chubb Ltd.	1,167	321,007
Cincinnati Financial Corp.	465	71,424
Erie Indemnity Co. “A”	60	21,263
Everest Group Ltd.	130	44,444
Globe Life, Inc.	264	36,947
Hartford Insurance Group, Inc.	1,027	135,882
Loews Corp.	560	54,208
Marsh & McLennan Companies, Inc.	1,650	339,587
MetLife, Inc.	2,186	177,853
Principal Financial Group, Inc.	807	64,972
Progressive Corp.	1,481	365,896
Prudential Financial, Inc.	1,427	156,485
Travelers Companies, Inc.	763	207,162
W.R. Berkley Corp.	882	63,231
Willis Towers Watson PLC	319	104,246
		3,345,540
Health Care 12.5%
Biotechnology 3.0%
AbbVie, Inc.	4,882	1,027,173
Amgen, Inc.	1,583	455,445
Biogen, Inc.*	482	63,730
Gilead Sciences, Inc.	3,854	435,387
Incyte Corp.*	601	50,851
Moderna, Inc.*	2,003	48,252
Regeneron Pharmaceuticals, Inc.	389	225,892
Vertex Pharmaceuticals, Inc.*	1,012	395,712
		2,702,442
Health Care Equipment & Supplies 4.0%
Abbott Laboratories	4,872	646,319
Align Technology, Inc.*	537	76,233
Baxter International, Inc.	1,546	38,171
The accompanying notes are an integral part of the financial statements.

6	|	DWS Equity Sector Strategy Fund

	Shares	Value ($)
Becton Dickinson & Co.	1,289	248,751
Boston Scientific Corp.*	3,909	412,399
Dexcom, Inc.*	1,340	100,956
Edwards Lifesciences Corp.*	2,042	166,096
GE HealthCare Technologies, Inc.	1,638	120,770
Hologic, Inc.*	861	57,790
IDEXX Laboratories, Inc.*	237	153,360
Insulet Corp.*	170	57,780
Intuitive Surgical, Inc.*	776	367,277
Medtronic PLC	4,246	394,071
ResMed, Inc.	472	129,569
STERIS PLC	285	69,842
Stryker Corp.	1,157	452,861
The Cooper Companies, Inc.*	680	45,829
Zimmer Biomet Holdings, Inc.	819	86,896
		3,624,970
Health Care Providers & Services 0.8%
Labcorp Holdings, Inc.	250	69,498
UnitedHealth Group, Inc.	2,229	690,700
		760,198
Life Sciences Tools & Services 0.3%
Agilent Technologies, Inc.	850	106,811
Danaher Corp.	400	82,328
Thermo Fisher Scientific, Inc.	300	147,816
		336,955
Pharmaceuticals 4.4%
Bristol-Myers Squibb Co.	7,829	369,372
Eli Lilly & Co.	1,743	1,276,887
Johnson & Johnson	5,562	985,420
Merck & Co., Inc.	7,669	645,116
Pfizer, Inc.	17,120	423,891
Viatris, Inc.	3,288	34,688
Zoetis, Inc.	1,524	238,354
		3,973,728
Industrials 6.2%
Aerospace & Defense 2.8%
GE Aerospace	1,761	484,627
General Dynamics Corp.	925	300,227
Howmet Aerospace, Inc.	498	86,702
The accompanying notes are an integral part of the financial statements.

DWS Equity Sector Strategy Fund	|	7

	Shares	Value ($)
L3Harris Technologies, Inc.	479	132,980
Lockheed Martin Corp.	791	360,403
Northrop Grumman Corp.	597	352,254
RTX Corp.	4,394	696,889
Textron, Inc.	438	35,110
TransDigm Group, Inc.	90	125,899
		2,575,091
Air Freight & Logistics 0.6%
Expeditors International of Washington, Inc.	400	48,216
FedEx Corp.	750	173,302
United Parcel Service, Inc. “B”	3,300	288,552
		510,070
Commercial Services & Supplies 0.1%
Veralto Corp.	400	42,476
Electrical Equipment 1.5%
AMETEK, Inc.	1,137	210,117
Eaton Corp. PLC	1,571	548,499
Emerson Electric Co.	2,372	313,104
Hubbell, Inc. (a)	300	129,297
Rockwell Automation, Inc.	418	143,554
		1,344,571
Ground Transportation 0.4%
Uber Technologies, Inc.*	1,800	168,750
Union Pacific Corp.	850	190,035
		358,785
Industrial Conglomerates 0.2%
Honeywell International, Inc.	954	209,403
Machinery 0.5%
Cummins, Inc.	210	83,673
PACCAR, Inc.	900	89,982
Parker-Hannifin Corp.	235	178,447
Pentair PLC	404	43,442
Xylem, Inc.	500	70,780
		466,324
Professional Services 0.1%
Paychex, Inc.	400	55,782
Verisk Analytics, Inc.	150	40,218
		96,000
The accompanying notes are an integral part of the financial statements.

8	|	DWS Equity Sector Strategy Fund

	Shares	Value ($)
Information Technology 30.6%
Communications Equipment 0.8%
Arista Networks, Inc.*	2,200	300,410
Cisco Systems, Inc.	3,881	268,138
Motorola Solutions, Inc.	297	140,321
		708,869
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp. “A”	2,600	283,036
Corning, Inc.	2,100	140,763
TE Connectivity PLC	600	123,900
		547,699
IT Services 1.3%
Accenture PLC “A”	1,725	448,448
Cognizant Technology Solutions Corp. “A”	1,611	116,395
EPAM Systems, Inc.*	161	28,394
International Business Machines Corp.	2,302	560,514
VeriSign, Inc.	180	49,207
		1,202,958
Semiconductors & Semiconductor Equipment 11.2%
Advanced Micro Devices, Inc.*	4,348	707,115
Applied Materials, Inc.	2,007	322,645
Broadcom, Inc.	5,170	1,537,506
Intel Corp.*	7,100	172,885
KLA Corp.	289	252,008
Lam Research Corp.	3,260	326,489
Micron Technology, Inc.	3,100	368,931
Monolithic Power Systems, Inc.	80	66,861
NVIDIA Corp.	34,310	5,976,116
QUALCOMM, Inc.	2,791	448,598
		10,179,154
Software 10.6%
Adobe, Inc.*	1,206	430,180
Crowdstrike Holdings, Inc. “A” *	200	84,740
Intuit, Inc.	554	369,518
Microsoft Corp.	13,223	6,699,962
Oracle Corp.	2,585	584,546
Palo Alto Networks, Inc.*	300	57,156
Roper Technologies, Inc.	229	120,525
Salesforce, Inc.	2,634	674,962
The accompanying notes are an integral part of the financial statements.

DWS Equity Sector Strategy Fund	|	9

	Shares	Value ($)
ServiceNow, Inc.*	428	392,673
Synopsys, Inc.*	338	203,990
		9,618,252
Technology Hardware, Storage & Peripherals 6.1%
Apple, Inc.	22,319	5,181,133
Dell Technologies, Inc. “C”	500	61,075
Hewlett Packard Enterprise Co.	2,300	51,911
HP, Inc.	1,500	42,810
NetApp, Inc.	650	73,313
Seagate Technology Holdings PLC	600	100,440
Western Digital Corp.	800	64,272
		5,574,954
Materials 1.0%
Chemicals 0.7%
Air Products & Chemicals, Inc.	173	50,881
Corteva, Inc.	1,291	95,779
Ecolab, Inc.	398	110,262
Linde PLC	575	275,017
PPG Industries, Inc.	590	65,626
		597,565
Metals & Mining 0.3%
Freeport-McMoRan, Inc.	3,100	137,640
Newmont Corp.	2,326	173,054
		310,694
Real Estate 0.5%
Industrial REITs 0.2%
Prologis, Inc.	1,200	136,536
Real Estate Management & Development 0.1%
CBRE Group, Inc. “A” *	800	129,696
Retail REITs 0.1%
Simon Property Group, Inc.	700	126,462
Specialized REITs 0.1%
Public Storage	150	44,188
Utilities 3.7%
Electric Utilities 2.7%
Alliant Energy Corp.	495	32,210
American Electric Power Co., Inc.	2,024	224,704
The accompanying notes are an integral part of the financial statements.

10	|	DWS Equity Sector Strategy Fund

	Shares	Value ($)
Constellation Energy Corp.	850	261,783
Duke Energy Corp.	2,438	298,631
Edison International	1,092	61,294
Entergy Corp.	1,400	123,326
Evergy, Inc.	626	44,609
Eversource Energy	1,002	64,198
Exelon Corp.	3,887	169,784
FirstEnergy Corp.	1,849	80,653
NextEra Energy, Inc.	6,126	441,378
NRG Energy, Inc.	253	36,827
PG&E Corp.	5,000	76,400
PPL Corp.	1,337	48,760
Southern Co.	3,735	344,741
Xcel Energy, Inc.	2,132	154,335
		2,463,633
Gas Utilities 0.1%
Atmos Energy Corp.	321	53,328
Multi-Utilities 0.9%
Ameren Corp.	480	47,894
CenterPoint Energy, Inc.	1,200	45,252
CMS Energy Corp.	600	42,942
Consolidated Edison, Inc.	1,300	127,699
Dominion Energy, Inc.	3,350	200,665
DTE Energy Co.	500	68,325
Public Service Enterprise Group, Inc.	1,750	144,078
Sempra	2,300	189,888
		866,743
Total Common Stocks (Cost $55,155,385)		82,704,947
Exchange-Traded Funds 1.9%
Energy Select Sector SPDR Fund (Cost $1,362,214)	19,722	1,782,671
Cash Equivalents 7.3%
DWS Central Cash Management Government Fund, 4.38% (b) (Cost $6,626,680)	6,626,680	6,626,680

The accompanying notes are an integral part of the financial statements.

DWS Equity Sector Strategy Fund	|	11

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $63,144,279)	100.2	91,114,298
Other Assets and Liabilities, Net	(0.2)	(217,252)
Net Assets	100.0	90,897,046
A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2025 are as follows:
Value ($) at 8/31/2024	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 8/31/2025	Value ($) at 8/31/2025
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 4.25% (b) (c)
—	0 (d)	—	—	—	88	—	—	—
Cash Equivalents 7.3%
DWS Central Cash Management Government Fund, 4.38% (b)
6,338,919	18,563,778	18,276,017	—	—	225,369	—	6,626,680	6,626,680
6,338,919	18,563,778	18,276,017	—	—	225,457	—	6,626,680	6,626,680

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, “Other Assets and
Liabilities, Net”  may include pending sales that are also on loan. The value of securities loaned at August 31, 2025 amounted to $114,313, which is 0.1% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $117,954.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2025.

REIT: Real Estate Investment Trust
SPDR: Standard & Poor’s Depositary Receipt
The accompanying notes are an integral part of the financial statements.

12	|	DWS Equity Sector Strategy Fund

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$82,704,947	$—	$—	$82,704,947
Exchange-Traded Funds	1,782,671	—	—	1,782,671
Short-Term Investments	6,626,680	—	—	6,626,680
Total	$91,114,298	$—	$—	$91,114,298

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

DWS Equity Sector Strategy Fund	|	13

Statement of Assets and Liabilities
as of August 31, 2025

Assets
Investments in non-affiliated securities, at value (cost $56,517,599) — including $114,313 of securities loaned*	$84,487,618
Investment in DWS Central Cash Management Government Fund (cost $6,626,680)	6,626,680
Cash	10,000
Receivable for investments sold	103,156
Receivable for Fund shares sold	2,576
Dividends receivable	88,054
Affiliated securities lending income receivable	2
Other assets	15,059
Total assets	91,333,145
Liabilities
Payable for investments purchased	299,338
Payable for Fund shares redeemed	3,659
Accrued management fee	2,658
Accrued Trustees' fees	1,116
Other accrued expenses and payables	129,328
Total liabilities	436,099
Net assets, at value	$90,897,046
Net Assets Consist of
Distributable earnings (loss)	26,716,733
Paid-in capital	64,180,313
Net assets, at value	$90,897,046
*
The Fund held non-cash collateral having a value of $117,954.
The accompanying notes are an integral part of the financial statements.

14	|	DWS Equity Sector Strategy Fund

Statement of Assets and Liabilities as of August 31, 2025 (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($36,080,884 ÷ 1,775,882 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$20.32
Maximum offering price per share (100 ÷ 94.25 of $20.32)	$21.56
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($757,866 ÷ 38,017 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$19.93
Class S
Net Asset Value, offering and redemption price per share ($52,874,748 ÷ 2,591,931 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$20.40
Institutional Class
Net Asset Value, offering and redemption price per share ($1,183,548 ÷ 58,006 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$20.40
The accompanying notes are an integral part of the financial statements.

DWS Equity Sector Strategy Fund	|	15

Statement of Operations
for the year ended August 31, 2025

Investment Income
Income:
Dividends (net of foreign taxes withheld of $23)	$1,127,138
Income distributions — DWS Central Cash Management Government Fund	225,369
Affiliated securities lending income	88
Total income	1,352,595
Expenses:
Management fee	242,342
Administration fee	82,902
Services to shareholders	144,823
Distribution and service fees	89,199
Custodian fee	8,511
Audit fee	49,293
Legal fees	14,409
Tax fees	8,948
Reports to shareholders	29,482
Registration fees	59,527
Trustees' fees and expenses	4,242
Other	20,552
Total expenses before expense reductions	754,230
Expense reductions	(241,777)
Total expenses after expense reductions	512,453
Net investment income	840,142
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	2,547,347
Change in net unrealized appreciation (depreciation) on investments	8,727,136
Net gain (loss)	11,274,483
Net increase (decrease) in net assets resulting from operations	$12,114,625
The accompanying notes are an integral part of the financial statements.

16	|	DWS Equity Sector Strategy Fund

Statements of Changes in Net Assets
	Years Ended August 31,
Increase (Decrease) in Net Assets	2025	2024
Operations:
Net investment income	$840,142	$967,105
Net realized gain (loss)	2,547,347	1,177,517
Change in net unrealized appreciation (depreciation)	8,727,136	15,272,719
Net increase (decrease) in net assets resulting from operations	12,114,625	17,417,341
Distributions to shareholders:
Class A	(317,105)	(391,205)
Class C	(1,319)	(3,176)
Class S	(600,855)	(684,194)
Institutional Class	(4,631)	(7,314)
Total distributions	(923,910)	(1,085,889)
Fund share transactions:
Proceeds from shares sold	2,464,707	2,230,448
Reinvestment of distributions	909,046	1,061,543
Payments for shares redeemed	(8,700,822)	(9,311,935)
Net increase (decrease) in net assets from Fund share transactions	(5,327,069)	(6,019,944)
Increase (decrease) in net assets	5,863,646	10,311,508
Net assets at beginning of period	85,033,400	74,721,892
Net assets at end of period	$90,897,046	$85,033,400

The accompanying notes are an integral part of the financial statements.

DWS Equity Sector Strategy Fund	|	17

Financial Highlights
DWS Equity Sector Strategy Fund — Class A
	Years Ended August 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$17.86	$14.56	$12.93	$19.81	$16.02
Income (loss) from investment operations:
Net investment income[a]	.16	.17	.17	.11	.14
Net realized and unrealized gain (loss)	2.47	3.32	1.66	(1.91)	3.96
Total from investment operations	2.63	3.49	1.83	(1.80)	4.10
Less distributions from:
Net investment income	(.17 )	(.19 )	(.20 )	—	(.31 )
Net realized gains	—	—	—	(5.08)	—
Total distributions	(.17 )	(.19 )	(.20 )	(5.08)	(.31 )
Net asset value, end of period	$20.32	$17.86	$14.56	$12.93	$19.81
Total Return (%)[b,c]	14.82	24.24	14.32	(12.92)	25.86 [d]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	36	34	30	30	37
Ratio of expenses before expense reductions (%)	1.01	1.03	1.07	1.02	.81 [e]
Ratio of expenses after expense reductions (%)	.74	.73	.73	.73	.76 [e]
Ratio of net investment income (%)	.84	1.08	1.30	.71	.78
Portfolio turnover rate (%)	27	28	42	38	136

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.
[e]
The Fund invested in other funds and indirectly bore its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund was invested. This ratio does not include these indirect fees and expenses.

The accompanying notes are an integral part of the financial statements.

18	|	DWS Equity Sector Strategy Fund

DWS Equity Sector Strategy Fund — Class C
	Years Ended August 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$17.53	$14.29	$12.68	$19.65	$15.90
Income (loss) from investment operations:
Net investment income (loss)[a]	.02	.05	.07	(.01 )	(.01 )
Net realized and unrealized gain (loss)	2.41	3.27	1.64	(1.88)	3.93
Total from investment operations	2.43	3.32	1.71	(1.89)	3.92
Less distributions from:
Net investment income	(.03 )	(.08 )	(.10 )	—	(.17 )
Net realized gains	—	—	—	(5.08)	—
Total distributions	(.03 )	(.08 )	(.10 )	(5.08)	(.17 )
Net asset value, end of period	$19.93	$17.53	$14.29	$12.68	$19.65
Total Return (%)[b,c]	13.87	23.32	13.56	(13.60)	24.84 [d]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1	1	1	1	1
Ratio of expenses before expense reductions (%)	1.90	1.93	1.96	1.91	1.65 [e]
Ratio of expenses after expense reductions (%)	1.49	1.48	1.48	1.48	1.58 [e]
Ratio of net investment income (loss) (%)	.09	.32	.55	(.04 )	(.07 )
Portfolio turnover rate (%)	27	28	42	38	136

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.
[e]
The Fund invested in other funds and indirectly bore its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund was invested. This ratio does not include these indirect fees and expenses.

The accompanying notes are an integral part of the financial statements.

DWS Equity Sector Strategy Fund	|	19

DWS Equity Sector Strategy Fund — Class S
	Years Ended August 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$17.94	$14.62	$12.98	$19.83	$16.03
Income (loss) from investment operations:
Net investment income[a]	.20	.21	.21	.15	.18
Net realized and unrealized gain (loss)	2.48	3.34	1.67	(1.92)	3.97
Total from investment operations	2.68	3.55	1.88	(1.77)	4.15
Less distributions from:
Net investment income	(.22 )	(.23 )	(.24 )	—	(.35 )
Net realized gains	—	—	—	(5.08)	—
Total distributions	(.22 )	(.23 )	(.24 )	(5.08)	(.35 )
Net asset value, end of period	$20.40	$17.94	$14.62	$12.98	$19.83
Total Return (%)[b]	15.05	24.59	14.64	(12.73)	26.23 [c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	53	50	44	42	53
Ratio of expenses before expense reductions (%)	.78	.81	.85	.80	.58 [d]
Ratio of expenses after expense reductions (%)	.49	.48	.48	.48	.53 [d]
Ratio of net investment income (%)	1.09	1.33	1.56	.96	1.01
Portfolio turnover rate (%)	27	28	42	38	136

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.
[d]
The Fund invested in other funds and indirectly bore its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund was invested. This ratio does not include these indirect fees and expenses.

The accompanying notes are an integral part of the financial statements.

20	|	DWS Equity Sector Strategy Fund

DWS Equity Sector Strategy Fund — Institutional Class
	Years Ended August 31,		Period Ended
	2025	2024	8/31/23[a]
Selected Per Share Data
Net asset value, beginning of period	$17.94	$14.62	$13.62
Income (loss) from investment operations:
Net investment income[b]	.20	.22	.18
Net realized and unrealized gain (loss)	2.48	3.33	1.06
Total from investment operations	2.68	3.55	1.24
Less distributions from:
Net investment income	(.22 )	(.23 )	(.24 )
Net asset value, end of period	$20.40	$17.94	$14.62
Total Return (%)[c]	15.05	24.59	9.25 *
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	1,184	235	83
Ratio of expenses before expense reductions (%)	.70	.74	.77 **
Ratio of expenses after expense reductions (%)	.49	.48	.48 **
Ratio of net investment income (%)	1.06	1.36	1.65 **
Portfolio turnover rate (%)	27	28	42 [d]

[a]	For the period from December 1, 2022 (commencement of operations) to August 31, 2023.
[b]	Based on average shares outstanding during the period.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]	Represents the Fund’s portfolio turnover rate for the year ended August 31, 2023.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Equity Sector Strategy Fund	|	21

Notes to Financial Statements
A.
Organization and Significant Accounting Policies
DWS Equity Sector Strategy Fund is a diversified series of Deutsche DWS Asset Allocation Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Operating Segment. In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07” ).

22	|	DWS Equity Sector Strategy Fund

Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets”  and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

DWS Equity Sector Strategy Fund	|	23

Equity securities and exchange-traded funds (“ETFs” ) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending

24	|	DWS Equity Sector Strategy Fund

agreement. During the year ended August 31, 2025, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.13% annualized effective rate as of August 31, 2025) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of August 31, 2025, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.
Remaining Contractual Maturity of the Agreements as of August 31, 2025

	Overnight and Continuous	˂30 days	Between 30 & 90 days	˃90 days	Total
Securities Lending Transactions
Common Stocks	$117,954	$—	$—	$—	$117,954
Gross amount of recognized liabilities and non-cash collateral for securities lending transactions:					$117,954
Tax Information.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At August 31, 2025, the Fund had net tax basis capital loss carryforwards of $232,913 of long-term losses, which may be applied against realized net taxable capital gains indefinitely.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended August 31, 2025, remains subject to examination by taxing authorities. Specific to foreign countries in which the Fund invests, all open tax years

DWS Equity Sector Strategy Fund	|	25

remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which the Fund invests.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. The Fund may utilize a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
At August 31, 2025, the Fund’s components of distributable earnings (accumulated losses) on a net tax basis were as follows:
Capital loss carryforwards	$(232,913)
Net unrealized appreciation (depreciation) on investments	$26,949,646
At August 31, 2025, the aggregate cost of investments for federal income tax purposes was $64,164,652. The net unrealized appreciation for all investments based on tax cost was $26,949,646. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $30,021,237 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $3,071,591.
In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended August 31,
	2025	2024
Distributions from ordinary income*	$923,910	$1,085,889

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

26	|	DWS Equity Sector Strategy Fund

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.
Purchases and Sales of Securities
During the year ended August 31, 2025, purchases and sales of investment securities (excluding short-term investments) aggregated $21,552,397 and $26,816,686, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Restated Investment Management Agreement with the Advisor, the Fund pays a monthly management fee of: (a) 0.10% based on the Fund’s average daily net assets invested in exchange-traded funds and mutual funds, and (b) 0.30% on the Fund’s average daily net assets not covered in (a) above.
Accordingly, for the year ended August 31, 2025, the fee pursuant to the Restated Investment Management Agreement was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.284% of the Fund’s average daily net assets.
For the period from September 1, 2024 through November 30, 2025, the Advisor has contractually agreed to waive its fees and/or reimburse

DWS Equity Sector Strategy Fund	|	27

certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:
Class A	.73%
Class C	1.48%
Class S	.48%
Institutional Class	.48%
For the year ended August 31, 2025, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$91,897
Class C	3,134
Class S	145,302
Institutional Class	1,444
$241,777
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended August 31, 2025, the Administration Fee was $82,902, of which $7,415 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the year ended August 31, 2025, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at August 31, 2025
Class A	$19,696	$3,252
Class C	865	146
Class S	54,707	9,037
Institutional Class	72	12
	$75,340	$12,447

28	|	DWS Equity Sector Strategy Fund

In addition, for the year ended August 31, 2025, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$24,250
Class C	1,118
Class S	14,954
Institutional Class	345
$40,667
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the year ended August 31, 2025, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at August 31, 2025
Class C	$5,735	$478
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the year ended August 31, 2025, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at August 31, 2025	Annual Rate
Class A	$81,555	$14,753.24%
Class C	1,909	401.25%
	$83,464	$15,154
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the year ended August 31, 2025 aggregated $2,221.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or

DWS Equity Sector Strategy Fund	|	29

reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the year ended August 31, 2025, there was no CDSC for Class C Shares. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the year ended August 31, 2025, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $978, of which $328 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Fund indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
D.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at August 31, 2025.

30	|	DWS Equity Sector Strategy Fund

E.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Year Ended August 31, 2025		Year Ended August 31, 2024
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	35,526	$654,831	76,087	$1,197,741
Class C	2,430	44,415	6,959	110,875
Class S	53,238	985,825	34,202	545,750
Institutional Class	45,054	779,636	26,340	376,082
		$2,464,707		$2,230,448
Shares issued to shareholders in reinvestment of distributions
Class A	16,703	$311,415	25,224	$381,378
Class C	72	1,319	213	3,176
Class S	31,644	591,681	44,180	669,675
Institutional Class	248	4,631	482	7,314
		$909,046		$1,061,543
Shares redeemed
Class A	(169,208)	$(3,115,841)	(250,980)	$(4,047,295)
Class C	(8,300)	(142,900)	(4,043)	(64,363)
Class S	(292,544)	(5,434,570)	(308,673)	(4,901,337)
Institutional Class	(413)	(7,511)	(19,394)	(298,940)
		$(8,700,822)		$(9,311,935)
Net increase (decrease)
Class A	(116,979)	$(2,149,595)	(149,669)	$(2,468,176)
Class C	(5,798)	(97,166)	3,129	49,688
Class S	(207,662)	(3,857,064)	(230,291)	(3,685,912)
Institutional Class	44,889	776,756	7,428	84,456
		$(5,327,069)		$(6,019,944)

DWS Equity Sector Strategy Fund	|	31

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Deutsche DWS Asset Allocation Trust and Shareholders of DWS Equity Sector Strategy Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of DWS Equity Sector Strategy Fund (the “Fund” ) (one of the funds constituting Deutsche DWS Asset Allocation Trust (the “Trust” )), including the investment portfolio, as of August 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements” ). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Deutsche DWS Asset Allocation Trust) at August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB” ) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

32	|	DWS Equity Sector Strategy Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian, brokers, and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
October 21, 2025

DWS Equity Sector Strategy Fund	|	33

Tax Information (Unaudited)
For corporate shareholders, 100% of the ordinary dividends (i.e., income dividends plus short-term capital gains) paid during the Fund’s fiscal year ended August 31, 2025, qualified for the dividends received deduction.
For federal income tax purposes, the Fund designates approximately $1,250,000, or the maximum amount allowable under tax law, as qualified dividend income.
Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

34	|	DWS Equity Sector Strategy Fund

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Equity Sector Strategy Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2024.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.

DWS Equity Sector Strategy Fund	|	35

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2023, the Fund’s performance (Class A shares) was in the 3rd quartile, 4th quartile and 4th quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2023. The Board noted the underperformance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and, where needed, the actions being taken to improve performance. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the DWS fund complex.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to

36	|	DWS Equity Sector Strategy Fund

management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2023). The Board noted that, effective August 9, 2021, DIMA agreed to reduce the Fund’s contractual management fee by 0.25% on assets invested in direct investments, in connection with a change in the Fund’s strategy from a multi-asset growth allocation strategy to an equity sector allocation strategy. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2023, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while

DWS Equity Sector Strategy Fund	|	37

information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.

38	|	DWS Equity Sector Strategy Fund

DESSF-BFE2024

DWS Equity Sector Strategy Fund	|	39

DESSF-NCSRA

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity Sector Strategy Fund, a series of Deutsche DWS Asset Allocation Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	10/30/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	10/30/2025

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	10/30/2025